Significant Restructuring and Impairment Costs (Changes in Company's Restructuring Reserve) (Detail) $ in Millions	12 Months Ended
	Sep. 30, 2015 USD ($) Plant Employees	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	$ (397)	$ (324)	$ (903)
Restructuring and Related Cost, Expected Number of Positions Eliminated | Employees	13,900
Restructuring and Related Cost, Number of Positions Eliminated, Inception to Date | Employees	8,000
Restructuring And Related Cost Expected Number Of Plants To Be Closed | Plant	23
Number Of Plants Closed | Plant	5
Transfer From Held for Sale | Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Accrual Adjustment		31
2015 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	$ (397)
Utilized - cash	0
Utilized - noncash	(183)
Restructuring reserve, ending balance	(214)
2015 Restructuring Plan | Fixed Asset Impairment
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	(183)
Utilized - cash	0
Utilized - noncash	(183)
Restructuring reserve, ending balance	0
2015 Restructuring Plan | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	(23)
Utilized - cash	0
Utilized - noncash	0
Restructuring reserve, ending balance	(23)
2015 Restructuring Plan | Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	(191)
Utilized - cash	0
Utilized - noncash	0
Restructuring reserve, ending balance	(191)
2015 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	(397)
2014 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		(377)
Restructuring reserve, beginning balance	(182)
Utilized - cash	(70)	(8)
Utilized - noncash	(13)	(187)
Restructuring reserve, ending balance	(99)	(182)
2014 Restructuring Plan | Fixed Asset Impairment
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		(134)
Restructuring reserve, beginning balance	0
Utilized - cash	0	0
Utilized - noncash	0	(134)
Restructuring reserve, ending balance	0	0
2014 Restructuring Plan | Goodwill Impairment
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		(47)
Restructuring reserve, beginning balance	0
Utilized - cash	0	0
Utilized - noncash	0	(47)
Restructuring reserve, ending balance	0	0
2014 Restructuring Plan | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		(5)
Restructuring reserve, beginning balance	(5)
Utilized - cash	(5)	0
Utilized - noncash	0	0
Restructuring reserve, ending balance	0	(5)
2014 Restructuring Plan | Currency Translation
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		0
Restructuring reserve, beginning balance	(6)
Utilized - cash	0	0
Utilized - noncash	(13)	(6)
Restructuring reserve, ending balance	(19)	(6)
2014 Restructuring Plan | Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		(191)
Restructuring reserve, beginning balance	(183)
Utilized - cash	(65)	(8)
Utilized - noncash	0	0
Restructuring reserve, ending balance	(118)	(183)
2014 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		(324)
2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			(985)
Restructuring reserve, beginning balance	(191)	(342)
Utilized - cash	(113)	(147)	(26)
Utilized - noncash	(10)	(11)	(586)
Restructuring reserve, ending balance	(68)	(191)	(342)
2013 Restructuring Plan | Fixed Asset Impairment
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			(156)
Restructuring reserve, beginning balance	0	0
Utilized - cash	0	0	0
Utilized - noncash	0	0	(156)
Restructuring reserve, ending balance	0	0	0
2013 Restructuring Plan | Goodwill Impairment
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			(430)
Restructuring reserve, beginning balance	0	0
Utilized - cash	0	0	0
Utilized - noncash	0	0	(430)
Restructuring reserve, ending balance	0	0	0
2013 Restructuring Plan | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			(7)
Restructuring reserve, beginning balance	0	(3)
Utilized - cash	0	(3)	0
Utilized - noncash	0	0	(4)
Restructuring reserve, ending balance	0	0	(3)
2013 Restructuring Plan | Currency Translation
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			0
Restructuring reserve, beginning balance	(7)	(4)
Utilized - cash	0	0	0
Utilized - noncash	(10)	(11)	(4)
Restructuring reserve, ending balance	(17)	(7)	(4)
2013 Restructuring Plan | Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			(392)
Restructuring reserve, beginning balance	(198)	(335)
Utilized - cash	(113)	(144)	(26)
Utilized - noncash	0	0	0
Restructuring reserve, ending balance	$ (85)	(198)	(335)
2013 Restructuring Plan | Transfer To Held for Sale [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		(24)	(31)
2013 Restructuring Plan | Transfer To Held for Sale [Member] | Fixed Asset Impairment
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		0	0
2013 Restructuring Plan | Transfer To Held for Sale [Member] | Goodwill Impairment
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		0	0
2013 Restructuring Plan | Transfer To Held for Sale [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		0	0
2013 Restructuring Plan | Transfer To Held for Sale [Member] | Currency Translation
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		0	0
2013 Restructuring Plan | Transfer To Held for Sale [Member] | Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		(24)	(31)
2013 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			(903)
2013 Restructuring Plan | Transfer From Held for Sale
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Accrual Adjustment		31
2013 Restructuring Plan | Transfer From Held for Sale | Fixed Asset Impairment
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Accrual Adjustment		0
2013 Restructuring Plan | Transfer From Held for Sale | Goodwill Impairment
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Accrual Adjustment		0
2013 Restructuring Plan | Transfer From Held for Sale | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Accrual Adjustment		0
2013 Restructuring Plan | Transfer From Held for Sale | Currency Translation
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Accrual Adjustment		0
2013 Restructuring Plan | Transfer From Held for Sale | Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Accrual Adjustment		31
Automotive Experience
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Expected Number of Positions Eliminated | Employees	8,200
Restructuring And Related Cost Expected Number Of Plants To Be Closed | Plant	18
Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Expected Number of Positions Eliminated | Employees	100
Building Efficiency
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Expected Number of Positions Eliminated | Employees	4,700
Restructuring And Related Cost Expected Number Of Plants To Be Closed | Plant	5
Power Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	$ (11)	(16)	(36)
Restructuring and Related Cost, Expected Number of Positions Eliminated | Employees	900
Building Efficiency Products North America | 2015 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	$ (2)
Building Efficiency Products North America | 2014 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		(7)
Building Efficiency Products North America | 2013 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			(28)
Building Efficiency Products North America | Building Efficiency
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	(2)	(7)	(28)
Building Efficiency Systems and Service North America | 2015 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	(2)
Building Efficiency Systems and Service North America | 2014 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		(12)
Building Efficiency Systems and Service North America | 2013 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			(35)
Building Efficiency Systems and Service North America | Building Efficiency
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	$ (2)	$ (12)	$ (35)